Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 246,653	$ 1,359,406
Accounts receivable	11,171
Tax credits receivable	353,035
Taxes receivable	90,037	46,677
Prepaid expenses and other	103,021	34,642
Investments	36,943,960	87,335
Total current assets	37,747,877	1,528,060
Non-current assets
Investments	4,749,326
Property and equipment	28,977
Right-of-use asset	53,583
Intangible assets	307,084	329,389
Total Assets	42,886,847	1,857,449
Current liabilities:
Accounts payable and accrued liabilities	591,878	473,254
Lease liability	39,018
Total current liabilities	630,896	473,254
Non-current liabilities:
Lease liability	16,960
Loan payable		46,352
Total liabilities	647,856	519,606
Shareholders' Equity
Share capital	58,110,456	15,462,594
Units to be issued		8,688
Warrants	2,577,613	454,877
Contributed surplus	7,932,393	1,540,107
Fair value reserve	295,240
Deficit	(26,676,710)	(16,128,423)
Total shareholders' equity	42,238,991	1,337,843
Total Liabilities and Shareholders' Equity	$ 42,886,847	$ 1,857,449